AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2022
	Shares	Value
Common Stocks - 97.9%
Communication Services - 10.7%
Auto Trader Group PLC (United Kingdom)[1]	2,273,640	$18,769,544
Future PLC (United Kingdom)	397,600	13,510,352
IPSOS (France)	129,420	6,442,179
Kadokawa Corp. (Japan)	896,400	23,482,660
Metropole Television, S.A. (France)	497,200	9,806,271
Nordic Entertainment Group AB, Class B (Sweden)*	419,904	16,955,274

Total Communication Services		88,966,280
Consumer Discretionary - 7.2%
Afya, Ltd., Class A (Brazil)*,2	408,300	5,883,603
CIE Automotive, S.A. (Spain)	478,578	10,905,740
Dalata Hotel Group PLC (Ireland)*	1,592,421	6,975,998
Food & Life Cos., Ltd. (Japan)	150,204	4,189,492
Games Workshop Group PLC (United Kingdom)	102,600	9,756,398
K Car Co., Ltd. (South Korea)	286,800	7,653,505
momo.com, Inc. (Taiwan)	200,120	6,504,652
Thule Group AB (Sweden)[1]	192,000	7,600,473

Total Consumer Discretionary		59,469,861
Consumer Staples - 4.4%
Kobe Bussan Co., Ltd. (Japan)	63,898	1,966,443
Sugi Holdings Co., Ltd. (Japan)	202,297	10,012,982
Tate & Lyle PLC (United Kingdom)	1,074,900	10,304,122
Viscofan, S.A. (Spain)	234,800	13,925,317

Total Consumer Staples		36,208,864
Energy - 2.1%
Friedrich Vorwerk Group SE (Germany)*	79,300	3,333,574
Gaztransport Et Technigaz, S.A. (France)	129,200	14,435,551

Total Energy		17,769,125
Financials - 15.3%
doValue S.P.A. (Italy)[1]	432,500	3,641,702
FinecoBank Banca Fineco S.P.A. (Italy)	637,113	9,665,060
Nordnet AB publ (Sweden)	1,093,087	19,567,961
Patria Investments, Ltd., Class A (Cayman Islands)	375,300	6,684,093
St James's Place PLC (United Kingdom)	1,194,141	22,513,622
Steadfast Group, Ltd. (Australia)	6,836,483	24,345,864
Tamburi Investment Partners S.P.A. (Italy)	692,615	6,847,456
Topdanmark AS (Denmark)	412,711	23,102,634
Zenkoku Hosho Co., Ltd. (Japan)	259,809	9,983,162

Total Financials		126,351,554
Health Care - 6.0%
ALK-Abello A/S (Denmark)*	458,000	10,096,590
	Shares	Value

Amplifon S.P.A. (Italy)	178,695	$7,952,798
MedPeer, Inc. (Japan)*	204,100	6,580,006
Nippon Shinyaku Co., Ltd. (Japan)	158,200	10,756,050
Siegfried Holding AG (Switzerland)	17,300	14,259,812

Total Health Care		49,645,256
Industrials - 31.8%
APM Human Services International, Ltd. (Australia)*	3,226,100	7,749,231
Arcadis, N.V. (Netherlands)	253,700	11,398,817
Befesa, S.A. (Luxembourg)[1]	173,061	13,601,530
Bodycote PLC (United Kingdom)	1,066,039	8,802,551
Cargojet, Inc. (Canada)	48,900	7,435,037
Cleanaway Waste Management, Ltd. (Australia)	1,605,300	3,682,136
Daiseki Co., Ltd. (Japan)	245,120	9,219,756
Duerr AG (Germany)	102,100	3,012,331
Electrocomponents PLC (United Kingdom)	986,951	13,938,975
Fuji Corp. (Japan)	828,900	14,950,206
Genuit Group PLC (United Kingdom)	349,305	2,240,270
Grafton Group PLC (Ireland)	1,339,800	17,138,963
HomeServe PLC (United Kingdom)	1,429,500	15,830,382
Howden Joinery Group PLC (United Kingdom)	1,011,563	10,140,953
Interpump Group S.P.A. (Italy)[2]	114,357	5,730,392
IPH, Ltd. (Australia)	2,447,740	14,495,703
Meitec Corp. (Japan)	130,800	7,085,648
Nabtesco Corp. (Japan)	308,300	8,139,908
Nexans, S.A. (France)	182,500	17,078,419
Organo Corp. (Japan)	81,300	6,700,358
Prosegur Cia de Seguridad, S.A. (Spain)	4,219,783	9,147,332
Rotork PLC (United Kingdom)	5,435,900	23,146,209
RWS Holdings PLC (United Kingdom)	1,876,200	9,119,279
THK Co., Ltd. (Japan)	395,300	8,698,797
Valmet OYJ (Finland)[2]	480,500	14,913,977

Total Industrials		263,397,160
Information Technology - 13.7%
Accton Technology Corp. (Taiwan)	1,322,000	10,164,876
BE Semiconductor Industries, N.V. (Netherlands)	134,500	11,465,229
Chinasoft International, Ltd. (China)	5,976,900	4,899,028
Fortnox AB (Sweden)	1,035,500	5,721,329
Horiba, Ltd. (Japan)	245,848	13,396,279
Keywords Studios PLC (Ireland)	329,971	11,356,820
Koh Young Technology, Inc. (South Korea)	278,500	4,323,221
SimCorp A/S (Denmark)[2]	73,800	5,411,794
Sopra Steria Group SACA (France)	60,993	11,298,181

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 13.7% (continued)
Spirent Communications PLC (United Kingdom)	4,357,800	$13,573,770
Systena Corp. (Japan)	1,989,500	6,973,437
TOTVS, S.A. (Brazil)	1,453,306	11,159,905
Yeahka, Ltd. (China)*	1,324,100	4,018,563

Total Information Technology		113,762,432
Materials - 4.5%
Asahi Holdings, Inc. (Japan)	462,100	8,545,819
Fuso Chemical Co., Ltd. (Japan)	184,400	6,775,512
Huhtamaki Oyj (Finland)[2]	338,300	11,768,888
Toyo Gosei Co., Ltd. (Japan)	52,800	4,645,895
Verallia, S.A. (France)[1]	229,700	5,469,259

Total Materials		37,205,373
Real Estate - 1.6%
Katitas Co., Ltd. (Japan)	471,752	12,959,364
Utilities - 0.6%
Nippon Gas Co., Ltd. (Japan)	433,500	5,289,993

Total Common Stocks (Cost $787,140,416)		811,025,262

	Principal Amount	Value
Short-Term Investments - 0.8%
Joint Repurchase Agreements - 0.1%[3]
Deutsche Bank Securities, Inc., dated 03/31/22, due 04/01/22, 0.280% total to be received $407,125 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.375%, 04/07/22 - 11/15/51, totaling $415,264)	$407,122	$407,122

	Shares
Other Investment Companies - 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.19%[4]	3,754,534	3,754,534
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[4]	1,934,154	1,934,154

Total Other Investment Companies		5,688,688

Total Short-Term Investments (Cost $6,095,810)		6,095,810
Total Investments - 98.7% (Cost $793,236,226)		817,121,072
Other Assets, less Liabilities - 1.3%		11,164,788
Net Assets - 100.0%		$828,285,860

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of these securities amounted to $49,082,508 or 5.9% of net assets.
[2]	Some of these securities, amounting to $10,085,644 or 1.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$40,133,929	$223,263,231	—	$263,397,160
Financials	29,786,727	96,564,827	—	126,351,554
Information Technology	28,238,054	85,524,378	—	113,762,432
Communication Services	—	88,966,280	—	88,966,280
Consumer Discretionary	12,859,601	46,610,260	—	59,469,861
Health Care	—	49,645,256	—	49,645,256
Materials	—	37,205,373	—	37,205,373
Consumer Staples	—	36,208,864	—	36,208,864
Energy	3,333,574	14,435,551	—	17,769,125
Real Estate	—	12,959,364	—	12,959,364
Utilities	—	5,289,993	—	5,289,993
Short-Term Investments
Joint Repurchase Agreements	—	407,122	—	407,122
Other Investment Companies	5,688,688	—	—	5,688,688
Total Investments in Securities	$120,040,573	$697,080,499	—	$817,121,072

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2022, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at March 31, 2022, was as follows:
Country	% of Long-Term Investments
Australia	6.2
Brazil	2.1
Canada	0.9
Cayman Islands	0.8
China	1.1
Denmark	4.8
Finland	3.3
France	7.9
Germany	0.8
Ireland	4.4
Italy	4.2
Country	% of Long-Term Investments
Japan	22.2
Luxembourg	1.7
Netherlands	2.8
South Korea	1.5
Spain	4.2
Sweden	6.1
Switzerland	1.8
Taiwan	2.0
United Kingdom	21.2
100.0

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$10,085,644	$407,122	$10,622,146	$11,029,268
The following table summarizes the securities received as collateral for securities lending at March 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.500%	08/04/22-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.